SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Revenue from External Customer [Line Items]
Total long-lived assets			$ 437,743	$ 419,307
Production Services [Member]
Revenue from External Customer [Line Items]
Total long-lived assets			303,625	290,765
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Total long-lived assets			124,062	115,241
Total Reportable Segments [Member]
Revenue from External Customer [Line Items]
Total long-lived assets			427,687	406,006
Unallocated Assets [Member]
Revenue from External Customer [Line Items]
Total long-lived assets			10,056	13,301
Successors [Member]
Revenue from External Customer [Line Items]
Total revenue		$ 348,590	834,146	658,385
Total operating income		53,353	67,532	71,814
Successors [Member] | Production Services [Member]
Revenue from External Customer [Line Items]
Total revenue		215,791	556,121	405,654
Total operating income		59,007	74,472	79,571
Successors [Member] | Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Total revenue		132,799	278,025	252,731
Total operating income		24,931	32,391	29,031
Successors [Member] | Total Reportable Segments [Member]
Revenue from External Customer [Line Items]
Total operating income		83,938	106,863	108,602
Successors [Member] | Unallocated Expenses [Member]
Revenue from External Customer [Line Items]
Total operating income		$ (30,585)	$ (39,331)	$ 36,788
Predecessors [Member] | NPS Holdings Limited [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 137,027
Total operating income	12,806
Predecessors [Member] | Production Services [Member] | NPS Holdings Limited [Member]
Revenue from External Customer [Line Items]
Total revenue	112,295
Total operating income	25,459
Predecessors [Member] | Drilling and Evaluation Services [Member] | NPS Holdings Limited [Member]
Revenue from External Customer [Line Items]
Total revenue	24,732
Total operating income	893
Predecessors [Member] | Total Reportable Segments [Member] | NPS Holdings Limited [Member]
Revenue from External Customer [Line Items]
Total operating income	26,352
Predecessors [Member] | Unallocated Expenses [Member] | NPS Holdings Limited [Member]
Revenue from External Customer [Line Items]
Total operating income	$ (13,546)